Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Receivables - related parties	$ 1,274	$ 848
Accounts payable - related parties	4,397	4,862
Joint Ventures
Disclosure of transactions between related parties [line items]
Receivables - related parties	1,274	848
Accounts payable - related parties	4,000	4,000
Management and Directors
Disclosure of transactions between related parties [line items]
Accounts payable - related parties	$ 397	823
Telescope
Disclosure of transactions between related parties [line items]
Accounts payable - related parties		$ 39